Common Shares	12 Months Ended
Dec. 31, 2024
Common Shares [Abstract]
COMMON SHARES

NOTE 20 - COMMON SHARES

Purchases of Equity Securities by the Issuer and Affiliated Purchasers

On November 21, 2023, the board of directors had authorized the repurchase of up to $30 million worth of the Company’s Ordinary Shares in open market transactions or in privately negotiated transactions. As of December 31, 2024, the Company had repurchased a total of 2,077,134 common shares at an average stock price of $2.11 per share under the repurchase plan.

Retirement of Treasury Shares

On June 9, 2023, the Board of Directors of the Company approved to retire 3,488,559 shares of its Ordinary Shares held in treasury, and the retirement was completed in June 2023. The shares were returned to the status of authorized but unissued shares. As a part of the retirement, the Company reduced its Ordinary Shares and additional paid-in capital by $9,807,820.

Issuance of Shares

On May 25, 2023, the Company entered into a consulting agreement (“Consultant Agreement”) with a consulting firm to advise the Company on business growth and financial advisory services about which this consulting firm has knowledge or experience. Pursuant to the Consultant Agreement, the Company issued the consulting firm and its designees (the “Consultant”) an aggregate of 300,000 restricted shares of the Company’s Ordinary Shares for its services from May 25, 2023 to May 24, 2024.

For the years ended December 31, 2024, 2023 and 2022, the Company recognized $nil, $1,083,000 and $nil of expenses for stock issued to the Consultant, respectively.

On November 30, 2023, SC Autosports acquired NGI, a Wisconsin incorporated company. On July 12, 2023, pursuant to the Equity Transfer Agreement, the Company issued a total of 3,951,368 shares of restrictive stock to sole shareholder of NGI, which are being held in escrow with certain escrow restrictions, to be released contingent upon the achievement of certain agreed-upon milestones during the escrow period. The Equity Transfer Agreement was subsequently terminated on October 31, 2024, and the shares returned from the sole shareholder of NGI were in the process of cancellation as of December 31, 2024.